U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12B-25

COMMISSION FILE NUMBER: 0001326853
NOTIFICATION OF LATE FILING

Check One:

[ ] Form 10-K and Form 10-KSB
[ ] Form 20-F
[ ] Form 11-K
[X] Form 10-Q and Form 10-QSB

For Period Ended: July 31, 2006

[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR
[ ] Money Market Fund Rule 30b3-1 Filing

For the Transition Period Ended: N/A

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: N/A

PART I.
REGISTRANT INFORMATION.

The Registrant is Nitar Tech, Corp,(the "Company"). The address of the Company's principal executive office is 3950 Worthview Place, Unit 2, Mississauga, Ontario, Canada L5N 6S7.

PART II.
RULES 12B-25 (B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check appropriate box.)

[X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
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[X] (b) The subject annual report, semi-annual report, transition report on Form
10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[ ] (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III.
NARRATIVE

The Company's Annual Report on Form 10-QSB for the year ended July 30, 2006, could not be filed within the prescribed period because the Company was unable to compile certain information required in order to permit the Company to file a timely and accurate report on the Company's financial condition. The Company without unreasonable effort or expense could not have eliminated this inability.

PART IV.
OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

George Parselias 416-884-5620 or
Brian Fitzharris 585-295-0519

(2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

[X] Yes [ ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings to be included in the subject report or portion thereof?

[ ] Yes [X] No

NITAR TECH, CORP. has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: October 30, 2006

By:

/s/
-------------------
Luiz Brasil
President